Trade Receivables - Allowance for Doubtful Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Balance at beginning of year	$ 4,392	$ 3,182	$ 3,500
Charge to bad debts expense	768	2,288	516
Write-off of receivables	(862)	(439)	(542)
Currency translation adjustment	(93)	(639)	(292)
Balance at end of year	$ 4,205	$ 4,392	$ 3,182